Summary of significant accounting policies (Details 3)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
IRSA CP [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group	[1]	80.65%	83.80%	86.34%
Description of equity interest		IRSA CP
E-commerce Latina S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		E-Commerce Latina S.A.
Efanur S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Efanur S.A.
Hoteles Argentinos S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Hotel
% of ownership interest held by the Group		100.00%	0.80%	0.80%
Description of equity interest		Hoteles Argentinos S.A.
Inversora Bolivar S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Inversora Bolívar S.A.
Llao Llao Resorts S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Hotel
% of ownership interest held by the Group	[2]	50.00%	50.00%	50.00%
Description of equity interest		Llao Llao Resorts S.A.
Nuevas Fronteras S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Hotel
% of ownership interest held by the Group		76.34%	76.34%	76.34%
Description of equity interest		Nuevas Fronteras S.A.
Palermo Invest S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Palermo Invest S.A.
Ritelco S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Ritelco S.A.
Tyrus S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Tyrus S.A.
U.T. IRSA And Galerias Pacifico [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group	[2]	50.00%	50.00%	50.00%
Description of equity interest		UT IRSA y Galerías Pacífico S.A.
Arcos Del Gourmet S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		90.00%	90.00%	90.00%
Description of equity interest		Arcos del Gourmet S.A.
Emprendimiento Recoleta S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		53.68%	53.68%	53.68%
Description of equity interest		Emprendimiento Recoleta S.A.
Fibesa S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group	[3]	100.00%	100.00%	100.00%
Description of equity interest		Fibesa S.A.
Panamerican Mall S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		80.00%	80.00%	80.00%
Description of equity interest		Panamerican Mall S.A.
Shopping Neuquen S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		99.95%	99.92%	99.92%
Description of equity interest		Shopping Neuquén S.A.
Torodur S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Torodur S.A.
EHSA [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		70.00%	70.00%
Description of equity interest		EHSA
Centro De Entretenimiento La Plata [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		100.00%	100.00%
Description of equity interest		Centro de Entretenimiento La Plata
DFL and DN BV [Member]
Disclosure of associates [line items]
Country		Bermudas
Main activity		Investment
% of ownership interest held by the Group		97.04%	96.46%	91.57%
Description of equity interest		DFL and DN BV
IRSA International LLC [Member]
Disclosure of associates [line items]
Country		United States
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		IRSA International LLC
Jiwin S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Jiwin S.A.
Liveck S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group	[4]	100.00%	100.00%	100.00%
Description of equity interest		Liveck S.A.
Real Estate Investment Group V LP (REIG V) [Member]
Disclosure of associates [line items]
Country		Bermudas
Main activity		Investment
% of ownership interest held by the Group			100.00%	100.00%
Description of equity interest		Real Estate Investment Group V LP (REIG V)
Real Estate Strategies LLC [Member]
Disclosure of associates [line items]
Country		United States
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Real Estate Strategies LLC
Real Estate Investment Group VII LP (REIG VII) [Member]
Disclosure of associates [line items]
Country		Bermudas
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%
Description of equity interest		Real Estate Investment Group VII LP (REIG VII)
IDB Development Corporation Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		IDB Development Corporation Ltd.
Discount Investment Corporation Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group	[5]	83.72%	83.72%	76.57%
Description of equity interest		Discount Investment Corporation Ltd.
Dolphin IL Investment Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Dolphin IL Investment Ltd.
IDB Tourism (2009) Ltd [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Tourism services
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		IDB Tourism (2009) Ltd.
IDB Group Investment Inc. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		IDB Group Investment Inc
Cellcom [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Telecommunications
% of ownership interest held by the Group	[6]	46.20%
Description of equity interest		Cellcom Israel Ltd.
Elron Electronic Industries Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		61.06%	44.10%	43.14%
Description of equity interest		Elron Electronic Industries Ltd.
Bartan Holdings And Investments Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		55.68%	61.06%	50.30%
Description of equity interest		Bartan Holdings and Investments Ltd.
Epsilon Investment House Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		68.75%	55.68%	55.68%
Description of equity interest		Epsilon Investment House Ltd.
Gav-Yam Bayside Land Corporation Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Real estate
% of ownership interest held by the Group	[7]		51.07%	51.07%
Description of equity interest		Gav-Yam Bayside Land Corporation Ltd.
Ispro The Israeli Properties Rental Corporation Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Real estate
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Ispro The Israeli Properties Rental Corporation Ltd.
Matam - Scientific Industries Center Haifa Ltd.[Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Real estate
% of ownership interest held by the Group		50.10%	50.10%	50.10%
Description of equity interest		Matam - Scientific Industries Center Haifa Ltd.
Hadarim Properties Ltd.[Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Real estate
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Hadarim Properties Ltd.
Property & Building Commercial Centers Ltd.[Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Real estate
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Property & Building (Commercial Centers) Ltd.
PBC USA Investments Inc [Member]
Disclosure of associates [line items]
Country		United States
Main activity		Real estate
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		PBC USA Investments Inc
La Malteria [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group			100.00%	100.00%
Description of equity interest		La Malteria
Pareto S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Design and software development
% of ownership interest held by the Group		60.69%	69.69%
Description of equity interest		Pareto S.A.
Property & Building Corporation Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Real estate
% of ownership interest held by the Group		7240.00%	6880.00%	64.40%
Description of equity interest		Property & Building Corporation Ltd.
Mehadrin Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Agricultural
% of ownership interest held by the Group	[8]	43.75%	68.75%	68.75%
Description of equity interest		Mehadrin Ltd.

[1]	Includes interest held through E-Commerce Latina S.A. and Tyrus S.A.
[2]	The Group has consolidated the investment in Llao Llao Resorts S.A. and UT IRSA and Galerias Pacifico considering its equity interest and a shareholder agreement that confers it majority of votes in the decision making process.
[3]	Includes interest held through Ritelco S.A. and Torodur S.A.
[4]	Includes Tyrus and IRSA S.A.'s equity interests.
[5]	Includes Tyrus' equity interest.
[6]	DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes (47.2%) vis-a-vis other shareholders, also taking into account the historic voting performance in the Shareholders' Meetings, as well as the evaluation of the holdings of the remaining shareholders, which are highly atomized.
[7]	Control was lost in September 30, 2018 (see Note 4.(k)).
[8]	DIC considers that it exercises control because DIC is the group with the higher percentage of votes (43.75%) vis-a-vis other shareholders that are highly atomized.